Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
9.	Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Accrued advertising and marketing expenses	13,485,287	11,070,464	1,516,647
VAT and other tax payable	16,928,603	22,805,311	3,124,315
Payroll payable	3,200,108	4,026,851	551,676
Accounts payable	16,905,439	28,280,328	3,874,389
Others	4,831,962	2,958,877	405,364
	55,351,399	69,141,831	9,472,391